Other Payables and Accrued Liabilities	12 Months Ended
Sep. 30, 2025
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities	(9) Other payables and accrued liabilities Other payables and accrued liabilities consist of the following as of September 30, 2025, and 2024:
	2025	2024
Others	$144,372	$56,207
Totals	$144,372	$56,207